Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock, No par value [Member]	Treasury Stock	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Total Equity Domain [Member]
Shareholders equity at Dec. 31, 2013		$ 382,411,000	$ (505,014,000)	$ 3,530,337,000	$ 6,377,417,000	$ (550,587,000)	$ 9,234,564,000	$ 250,456,000	$ 9,485,020,000
Shares issued at Dec. 31, 2013		308,995,730	(7,548,951)
Proceeds from exercise of options and related tax effects		$ 2,804,000		99,182,000			101,986,000		101,986,000
Shares from exercise of options and related tax effects		2,108,521
Compensation expense related to stock options				8,507,000			8,507,000		8,507,000
Dividends paid					(317,903,000)		(317,903,000)		(317,903,000)
Purchase (sale) of noncontrolling interests				(2,184,000)			(2,184,000)	327,220,000	325,036,000
Cash contributions from noncontrolling interests								(71,054,000)	(71,054,000)
Changes in fair value of noncontrolling interests				(89,767,000)			(89,767,000)		(89,767,000)
Comprehensive income (loss)
Net Income					1,045,266,000		1,045,266,000	80,949,000	1,126,215,000
Other comprehensive income (loss) - net						(537,156,000)	(537,156,000)	(2,513,000)	(539,669,000)
Total comprehensive income							508,110,000	78,436,000	586,546,000
Shareholders equity at Dec. 31, 2014		$ 385,215,000	$ (505,014,000)	3,546,075,000	7,104,780,000	(1,087,743,000)	9,443,313,000	585,058,000	10,028,371,000
Shares issued at Dec. 31, 2014		311,104,251	(7,548,951)
Proceeds from exercise of options and related tax effects		$ 1,418,000		62,452,000			63,870,000		63,870,000
Shares from exercise of options and related tax effects		1,275,664
Compensation expense related to stock options				(2,181,000)			(2,181,000)		(2,181,000)
Dividends paid	$ (118,903,000)				(263,244,000)		(263,244,000)		(263,244,000)
Purchase (sale) of noncontrolling interests	(286,000)			557,000			557,000	5,828,000	6,385,000
Cash contributions from noncontrolling interests	8,705,000							(68,889,000)	(68,889,000)
Changes in fair value of noncontrolling interests	132,290,000			(132,290,000)			(132,290,000)		(132,290,000)
Comprehensive income (loss)
Net Income					712,636,000		712,636,000	93,523,000	806,159,000
Other comprehensive income (loss) - net						(199,850,000)	(199,850,000)	(1,587,000)	(201,437,000)
Total comprehensive income							512,786,000	91,936,000	$ 604,722,000
Shareholders equity at Sep. 30, 2015	$ 10,242,646,000	$ 386,633,000	$ (505,014,000)	$ 3,480,515,000	$ 7,554,172,000	$ (1,287,593,000)	$ 9,628,713,000	$ 613,933,000
Shares issued at Sep. 30, 2015		312,379,915	(7,548,951)